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SUMMARY PROSPECTUS | July 1, 2010
-------------------------------------------------------------------------------

MONEY MARKET TRUST

Ticker: N/A

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM. THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 2010 , ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (fees paid
directly from your
  investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)

          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.00%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.20%
  TOTAL ANNUAL FUND                     0.20%
  OPERATING EXPENSES
  Fee Waivers                           0.00%
  TOTAL ANNUAL FUND                     0.20%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      $          20
   3 Years     $          64
   5 Years     $         113
  10 Years     $         255

 1

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PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

 2

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--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                                      TRUST CLASS (Incepted on September 17, 1990)
2000                          2001       2002       2003       2004       2005       2006       2007     2008     2009
6.46%                         4.27%      1.74%      1.07%      1.26%      3.12%      4.97%      5.25%    2.69%    0.40%


           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.66%
  Worst Quarter:      Q4    2009       0.04%

          The Fund's year-to-date performance through March 31, 2010, was 0.02%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 MONEY MARKET TRUST                0.40%        3.27%          3.11%
(Incepted on September 17,
  1990)

 3

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FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES

 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -----------------------------------------------
  FUND SHARES
-----------------------------
 MINIMUM INVESTMENTS           CONTACT YOUR INVESTOR SERVICES REPRESENTATIVE
 Fund shares have no minimum
initial or subsequent
 purchase requirements, but
can only be purchased
within
 certain trust or investment
advisory accounts

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0700645/P0645
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